Long-Term Investments	12 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates [Abstract]
LONG-TERM INVESTMENTS

Note 9 – LONG-TERM INVESTMENTS

On August 2, 2019, the Company invested RMB 1,000,000 (approximately $144,361) in Yantai Hengqingyuan Eco-Technology Co., Ltd. ("Hengqingyuan"), an environmental technology development company that was newly established in 2019, representing a 20% equity interest in Hengqingyuan. Yantai Guotai Investment Co., Ltd., a government-controlled entity, owned the other 80% equity interest of Hengqingyuan. The investment was accounted for as an equity method in accordance with ASC 323. The Company recognized its proportionate share of Hengqingyuan's net loss in the amount of $17,023 into the consolidated statements of income and comprehensive income.

On December 31, 2019, the Company invested RMB 20,000,000 (approximately $2,870,758) in Yantai Jincai Eco-Technology Co., Ltd ("Jincai"), an environmental technology development company that was newly established in 2019, representing a 40% equity interest in Jincai. Yantai Caijin Investment Holdings Co. ("Caijin"), a government-controlled entity, owned the other 60% equity interest of Jincai. The investment was accounted for as equity method in accordance with ASC 323.

The tables below present the summarized financial information, as provided to the Company by the investees, for the unconsolidated entities accounted for by the equity method.

	December 31, 2019
	Hengqingyuan	Jincai
Current assets	$278,188	$7,176,896
Noncurrent assets	1,831,102	-
Current liabilities	8	-
Noncurrent liabilities	1,435,379	-
Equity	673,903	7,176,896

	Hengqingyuan	Jincai
	For the Period from August 2, 2019 (Date of Investment) through December 31, 2019.	For the Period from December 31, 2019 (Date of Investment) through December 31, 2019
Operating expenses	$(120,002)	$-
Loss from operations	(120,002)	-
Net loss	$(44,164)	$-

On March 20, 2020, Jincai entered into a loan agreement with Shanghai Pudong Development Bank to borrow approximately $14,100,000 (RMB 100,000,000) due on March 19, 2023 for business purpose. The loan bears an annual interest rate of approximately 5.225% payable monthly. The loan is guaranteed by Jincai's owner, Caijin and Jinzheng. The loan is also jointly guaranteed by Yuebiao Li and his wife.